Fair Value Measurements (Details Narrative) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Cp BF Convertible Notes [Member]
Short-Term Debt [Line Items]
Derivative fair value, net	$ 12,000	$ 12,000